Goodwill and Other Intangible Assets (Narrative) (Details)	12 Months Ended
Jul. 01, 2017
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	12 years 9 months
Favorable Lease Rights | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	6 months
Favorable Lease Rights | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	8 years 4 months